MASTER TRUST - Investment Income Master Trust (Details) - EBP 001 - Master Trust Balances $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation of the fair value of investments	$ 72.9
Interest and dividend income	3.1
Total investment income	$ 76.0